Basic and Diluted Net Loss Per Common Stock (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Weighted-average shares used in computing net loss per share, basic and diluted (in Shares)	236,645,676	135,900,869	115,954,501
Net loss per share from continuing operations, basic and diluted	$ (0.07)	$ (0.11)	$ (0.03)
Net income (loss) per share from discontinued operations, basic and diluted	$ (0.01)	$ (0.05)	$ (0.16)